Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Summary of reconciliation of carrying amounts of intangible assets

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	database	software	Total
Acquisition and production cost
As of Jan 1, 2018	5,812	2,804	2,193	10,809
Additions	1,321	561	1,177	3,059
As of Dec 31, 2018	7,133	3,365	3,370	13,868
Reclass from property, plant and equipment	386	—	—	386
Reclass*	900	758	(1,658)	—
Additions	3,603	2,379	1,298	7,280
As of Dec 31, 2019	12,022	6,502	3,010	21,534
Accumulated amortization and impairment
As of Jan 1, 2018	1,782	534	1,014	3,330
Amortization	878	513	352	1,743
As of Dec 31, 2018	2,660	1,047	1,366	5,073
Amortization	1,171	723	422	2,316
As of Dec 31, 2019	3,831	1,770	1,788	7,389
Carrying amounts
As of Dec 31, 2018	4,473	2,318	2,004	8,795
As of Dec 31, 2019	8,191	4,732	1,222	14,145